Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

15. Subsequent Events

a) On January 25, 2023, the Company signed a memorandum of agreement for the sale of two handysize vessels, Arion and Amphitrite. On February 22, 2023, both vessels were delivered to their new owners.

b) On January 30, 2023, the Company paid a dividend of $0.59375 per share for its 9.50% Series F Preferred Shares.

c) On February 28, 2023, the Company paid a dividend of $0.54687 per share for its 8.75% Series D Preferred Shares.

d) On February 28, 2023, the Company paid a dividend of $0.57812 per share for its 9.25% Series E Preferred Shares.